Shareholders’ equity (deficiency) - Narrative (Details)				12 Months Ended
	Aug. 30, 2021 $ / shares	Aug. 05, 2021 shares	Jun. 17, 2019 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares shares
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.9595
Common stock, shares authorized (in shares)								3,454,112,863	3,454,112,863
Common stock par value per share (in NIS per share) | (per share)	$ 10						₪ 0.00001		₪ 0.00001
Number of votes per share | vote				1
Issuance of redeemable convertible preferred shares (in shares)			39,779,261
Temporary equity issued during period, price per share (in USD per share) | $ / shares			$ 2.765
Stock issued during period, value of new issues | $			$ 101,205,000
Proceeds from issuance of redeemable convertible preferred stock | $			110,000,000
Employee compensation paid after the issuance of redeemable convertible preferred shares | $			$ 4,034,000
Shares, options and RSUs outstanding (in shares)								23,888,325
Grants in period, weighted average grant date fair value (in USD per share) | $ / shares				$ 3.59	$ 2.86	$ 5.04
Options, intrinsic value of exercises in period | $				$ 33,237,000	$ 12,116,000	$ 8,547,000
Options outstanding (in shares)								15,728,176	20,457,660
Share-based payment arrangement, cost not yet recognized | $								$ 52,917,000
Expected period for recognition				2 years 11 months 12 days
Granted (in shares)				3,222,786
The 2021 Plan
Class of Stock [Line Items]
Share-based compensation arrangement, shares authorized (in shares)		37,653,880
Granted (in shares)				12,435,797
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares				$ 5.75	$ 6.02	$ 8.27
Equity instruments other than options, vested in period, fair value | $				$ 13,805,000	$ 3,025,000	$ 927,000
Options, in-the-money
Class of Stock [Line Items]
Options outstanding (in shares)						25,440,041,000		15,728,176,000	18,121,448,000
Options, out-of-the-money
Class of Stock [Line Items]
Options outstanding (in shares)						47,856			2,336,212
Options outstanding, aggregate intrinsic value | $								$ 0
Employee Stock
Class of Stock [Line Items]
Share-based compensation arrangement, number of additional shares authorized (in shares)		1,871,687
Share-based compensation arrangement, annual allowable percent increase in number of shares authorized		1.00%
Cellebrite DI Ltd | IGP Saferworld Limited Partnership
Class of Stock [Line Items]
Temporary equity, common and preferred share equivalent ownership percentage			24.40%